MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 96.3%
	AEROSPACE & DEFENSE — 6.8%
12,000,000	AeroVironment, Inc.(a)	2.3800	07/15/30	$ 10,933,078
5,000,000	Boeing Company - Bank of America Finance, LLC Synthetic(e)	5.0000	05/27/27	5,198,000
10,000,000	General Dynamics Corporation - Bank of Montreal Synthetic(e)	4.2740	01/26/29	10,156,000
				26,287,078
	AUTOMOTIVE — 2.8%
10,500,000	General Motors Financial Company, Inc.	(0.7900)	06/25/29	10,745,700

	BANKING — 2.7%
10,000,000	International Business Machines Corporation - Barclays Bank PLC Synthetic(e)	4.9800	05/29/29	9,878,000

	BIOTECH & PHARMA — 15.7%
8,000,000	AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	5.2200	04/26/28	9,986,400
6,000,000	Alnylam Pharmaceuticals, Inc.(a),(b)	4.4400	09/15/28	5,470,656
9,000,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	8,174,063
8,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	7,794,539
5,000,000	Halozyme Therapeutics, Inc.(a),(b)	(2.2400)	02/15/31	5,542,194
8,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(a),(e)	1.5700	02/24/28	10,480,000
100,000	Travere Therapeutics, Inc.	0.5000	05/15/32	116,830
14,000,000	Zoetis, Inc.(b)	0.2500	06/15/29	12,846,881
				60,411,563
	E-COMMERCE DISCRETIONARY — 3.3%
12,000,000	JD.com, Inc.	0.2500	06/01/29	12,530,938

	ELECTRIC UTILITIES — 3.4%
3,000,000	Duke Energy Corporation(b)	3.0000	03/15/29	2,963,586
9,000,000	PG&E Corporation	4.2500	12/01/27	9,233,632
1,000,000	Southern Company (b)	3.2500	06/15/28	1,008,473
				13,205,691
	ELECTRICAL EQUIPMENT — 2.9%
11,000,000	Itron, Inc.(a),(b)	(0.4600)	03/15/32	11,286,356

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 96.3% (Continued)
	HOME CONSTRUCTION — 2.6%
10,000,000	Meritage Homes Corporation	1.7500	05/15/28	$ 9,938,055

	INSURANCE — 2.6%
10,000,000	Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic(e)	4.3804	01/07/28	10,151,000

	INTERNET MEDIA & SERVICES — 12.8%
9,000,000	Alphabet, Inc. - Morgan Stanley Finance, LLC Synthetice)	4.3610	12/14/28	8,998,650
10,800,000	Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic(e)	4.8600	02/24/27	11,259,000
9,500,000	Alibaba Group Holdings Ltd. - Citigroup Global Markets Holdings, Inc. Synthetic(e)	3.8820	06/22/29	9,940,800
11,000,000	Match Group Financeco 3, Inc.(c)	2.0000	01/15/30	10,179,949
9,500,000	Uber Technologies, Inc. - Royal Bank of Canada Synthetic(e)	4.1488	12/14/28	8,923,350
				49,301,749
	LEISURE PRODUCTS — 4.2%
5,000,000	LCI Industries	3.0000	03/01/30	5,495,966
11,600,000	Winnebago Industries, Inc.	3.2500	01/15/30	10,813,279
				16,309,245
	MACHINERY — 0.0%(c)
100,000	Deere & Company - Bank of America Finance LLC Synthetic(e)	4.2900	05/18/28	109,720

	MEDICAL EQUIPMENT & DEVICES — 2.5%
1,000,000	Haemonetics Corporation	2.5000	06/01/29	1,053,063
8,000,000	Integer Holdings Corporation	1.8750	03/15/30	8,479,359
100,000	Merit Medical Systems, Inc.	3.0000	02/01/29	117,294
				9,649,716
	OIL & GAS — 2.1%
7,500,000	Schlumberger Limited - Royal Bank of Canada Synthetic(a),(e)	4.6400	09/25/27	7,944,750

	REAL ESTATE INVESTMENT TRUSTS — 1.4%
5,000,000	IIP Operating Partnership, L.P.(b)	6.0000	06/15/29	5,299,204

	REAL ESTATE SERVICES — 1.9%
7,000,000	Compass, Inc.(c)	0.2500	04/15/31	7,300,273

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 96.3% (Continued)
	SEMICONDUCTORS — 1.9%
5,000,000	NVIDIA Corporation - Barclays Bank PLC Synthetic(e)	4.9100	11/29/27	$ 5,285,500
2,000,000	NVIDIA Corporation - Morgan Stanley Finance, LLC Synthetic(e)	4.6727	11/24/27	2,162,100
				7,447,600
	SOFTWARE — 12.7%
100,000	Akamai Technologies, Inc.	0.3750	09/01/27	118,982
10,000,000	Akamai Technologies, Inc.(a),(b)	1.7700	05/15/30	9,358,542
8,000,000	BlackLine, Inc.	1.0000	06/01/29	7,477,294
9,000,000	Box, Inc.	1.5000	09/15/29	9,383,009
8,000,000	Check Point Software Technologies Ltd.(a),(b)	1.7600	12/15/30	7,411,221
7,000,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.8900	02/03/27	7,179,200
8,000,000	Progress Software Corporation	3.5000	03/01/30	7,953,771
				48,882,019
	TECHNOLOGY HARDWARE — 4.6%
8,000,000	Avnet, Inc.(b)	1.7500	09/01/30	11,204,348
5,000,000	IMAX Corporation(b)	0.7500	11/15/30	6,438,330
				17,642,678
	TECHNOLOGY SERVICES — 8.2%
13,000,000	Euronet Worldwide, Inc.(b)	0.6250	10/01/30	11,752,619
12,000,000	Global Payments, Inc.	1.5000	03/01/31	11,116,534
9,000,000	Parsons Corporation	2.6250	03/01/29	8,684,697
				31,553,850
	TRANSPORTATION EQUIPMENT — 1.2%
4,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	4,589,354

	TOTAL CONVERTIBLE BONDS (Cost $356,853,477)			370,464,539

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 3.6%
MONEY MARKET FUNDS - 3.6%
13,939,948	BlackRock Liquidity Funds T-Fund, Institutional Class, 3.57% (Cost $13,939,948)(d)	$ 13,939,948

	TOTAL INVESTMENTS - 99.9% (Cost $370,793,425)	$ 384,404,487
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	550,525
	NET ASSETS - 100.0%	$ 384,955,012

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of July 31,2026.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is $108,062,633 or 28.1% of net assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven-day effective yield as of July 31, 2026.
(e)	Interest rate represents the comparable yield on the contingent payment debt instrument.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 47.9%
	BIOTECH & PHARMA — 7.3%
4,500,000	Alnylam Pharmaceuticals, Inc.(a),(b)	4.4400	09/15/28	$ 4,102,992
3,500,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	3,410,111
4,800,000	Zoetis, Inc.(b)	0.2500	06/15/29	4,404,645
				11,917,748
	E-COMMERCE DISCRETIONARY — 2.6%
4,000,000	JD.com, Inc.	0.2500	06/01/29	4,176,979

	ELECTRIC UTILITIES — 6.8%
2,500,000	CMS Energy Corporation(b)	3.1250	05/01/31	2,491,703
3,000,000	Duke Energy Corporation(b)	3.0000	03/15/29	2,963,586
2,500,000	PG&E Corporation	4.2500	12/01/27	2,564,898
3,000,000	Southern Company(b)	3.2500	06/15/28	3,025,418
				11,045,605
	HOME CONSTRUCTION — 1.8%
3,000,000	Meritage Homes Corporation	1.7500	05/15/28	2,981,416

	INTERNET MEDIA & SERVICES — 4.5%
4,500,000	Match Group Financeco 3, Inc.(b)	2.0000	01/15/30	4,164,525
3,300,000	Uber Technologies, Inc. - Royal Bank of Canada Synthetic(d)	4.1488	12/14/28	3,099,690
				7,264,215

	LEISURE PRODUCTS — 2.7%
4,700,000	Winnebago Industries, Inc.	3.2500	01/15/30	4,381,242

	MEDICAL EQUIPMENT & DEVICES — 5.2%
3,500,000	Haemonetics Corporation	2.5000	06/01/29	3,685,721
4,500,000	Integer Holdings Corporation	1.8750	03/15/30	4,769,640
				8,455,361
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
2,500,000	IIP Operating Partnership, L.P.(b)	6.0000	06/15/29	2,649,602

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 47.9% (Continued)
	SOFTWARE — 7.5%
4,000,000	BlackLine, Inc.	1.0000	06/01/29	$ 3,738,647
3,000,000	Check Point Software Technologies Ltd.(a),(b)	1.7600	12/15/30	2,779,208
2,600,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(d)	4.8900	02/03/27	2,666,560
3,000,000	Progress Software Corporation	3.5000	03/01/30	2,982,664
				12,167,079
	TECHNOLOGY SERVICES — 7.9%
5,000,000	Euronet Worldwide, Inc.(b)	0.6250	10/01/30	4,520,238
4,800,000	Global Payments, Inc.	1.5000	03/01/31	4,446,614
4,000,000	Parsons Corporation	2.6250	03/01/29	3,859,865
				12,826,717
	TOTAL CONVERTIBLE BONDS (Cost $77,179,965)			77,865,964

Principal Amount ($)
	CORPORATE BONDS — 49.1%
	AEROSPACE & DEFENSE — 1.7%
2,500,000	Lockheed Martin Corporation	8.5000	12/01/29	2,786,722

	APPAREL & TEXTILE PRODUCTS — 1.7%
3,000,000	NIKE, Inc.	2.8500	03/27/30	2,813,302

	BEVERAGES — 1.6%
3,000,000	Coca-Cola Company	1.3750	03/15/31	2,599,625

	CHEMICALS — 2.5%
4,000,000	Ecolab, Inc.	4.6000	06/15/29	3,990,618

	DIVERSIFIED INDUSTRIALS — 4.6%
4,600,000	3M Company	2.2500	09/19/26	4,589,793
3,000,000	General Electric Company	3.6250	05/01/30	2,877,259
				7,467,052
	ENTERTAINMENT CONTENT — 1.7%
3,000,000	Walt Disney Company	2.6500	01/13/31	2,749,560

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.1% (Continued)
	HOUSEHOLD PRODUCTS — 2.8%
4,600,000	Procter & Gamble Company	2.8500	08/11/27	$ 4,535,759

	INTERNET MEDIA & SERVICES — 2.5%
4,000,000	Netflix, Inc.	4.8750	04/15/28	4,021,529

	LEISURE FACILITIES & SERVICES — 2.8%
4,600,000	McDonald's Corporation	3.5000	03/01/27	4,581,050

	MEDICAL EQUIPMENT & DEVICES — 4.7%
4,000,000	Abbott Laboratories	3.7000	03/09/29	3,909,183
4,000,000	Boston Scientific Corporation	2.6500	06/01/30	3,694,026
				7,603,209
	OIL & GAS PRODUCERS — 1.7%
3,000,000	Exxon Mobil Corporation	2.6100	10/15/30	2,769,000

	RETAIL - CONSUMER STAPLES — 2.8%
4,600,000	Walmart, Inc.	3.7000	06/26/28	4,548,736

	RETAIL - DISCRETIONARY — 2.8%
4,600,000	Home Depot, Inc.	3.9000	12/06/28	4,548,955

	SEMICONDUCTORS — 4.5%
4,600,000	Broadcom Corp / Broadcom Cayman Finance Ltd.	3.5000	01/15/28	4,528,369
3,000,000	QUALCOMM, Inc.	2.1500	05/20/30	2,720,074
				7,248,443
	SOFTWARE — 2.3%
4,000,000	Salesforce, Inc.	1.5000	07/15/28	3,772,930

	TECHNOLOGY HARDWARE — 5.6%
4,600,000	Apple, Inc.	2.9000	09/12/27	4,532,270
4,600,000	Cisco Systems, Inc.	2.5000	09/20/26	4,590,908
				9,123,178
	TECHNOLOGY SERVICES — 2.8%
4,600,000	Mastercard, Inc.	3.3000	03/26/27	4,573,877

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Principal Amount ($)		Fair Value
CORPORATE BONDS — 49.1% (Continued)
	TOTAL CORPORATE BONDS (Cost $79,954,892)	$ 79,733,545

Shares
SHORT-TERM INVESTMENTS — 2.4%
MONEY MARKET FUNDS - 2.4%
3,966,762	BlackRock Liquidity Funds T-Fund, Institutional Class, 3.57% (Cost $3,966,762)(c)	$ 3,966,762

	TOTAL INVESTMENTS - 99.4% (Cost $161,101,619)	$ 161,566,271
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	872,051
	NET ASSETS - 100.0%	$ 162,438,322

LP	- Limited Partnership
LTD	- Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2026.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is $31,101,916 or 19.1% of net assets.
(c)	Rate disclosed is the seven-day effective yield as of July 31, 2026.
(d)	Interest rate represents the comparable yield on the contingent payment debt instrument.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares				Fair Value
	COMMON STOCKS — 1.7%
	BIOTECH & PHARMA - 1.7%
25,250	Ascendis Pharma A/S(a)			$ 6,158,728

	TOTAL COMMON STOCKS (Cost $6,197,914)			6,158,728

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 93.4%
	ASSET MANAGEMENT — 1.6%
6,000,000	Robinhood Markets, Inc.(b),(c),(f)	1.3100	10/01/29	5,757,713

	BIOTECH & PHARMA — 14.5%
7,000,000	Bridgebio Pharma, Inc.(b),(f)	0.7500	02/01/33	7,243,935
2,800,000	Celcuity, Inc. (f)	0.2500	08/01/32	2,908,634
5,000,000	Cogent Biosciences, Inc. (f)	1.6250	11/15/31	6,184,902
3,500,000	Collegium Pharmaceutical, Inc.(f)	2.8750	02/15/29	4,257,695
6,000,000	CRISPR Therapeutics A.G.(b),(f)	1.7310	03/01/31	6,028,239
9,000,000	Halozyme Therapeutics, Inc.(b),(c),(f)	(2.2400)	02/15/31	9,975,949
2,250,000	Immunocore Holdings plc(f)	2.5000	02/01/30	2,071,946
2,625,000	Nuvation Bio, Inc. (f)	0.7500	07/01/32	2,938,173
2,000,000	Revolution Medicines, Inc. (f)	0.5000	05/01/33	2,480,374
7,000,000	Travere Therapeutics, Inc. (f)	0.5000	05/15/32	8,178,089
				52,267,936
	E-COMMERCE DISCRETIONARY — 2.0%
6,000,000	Etsy, Inc.(b)	1.0000	06/15/30	7,319,400

	ELECTRIC UTILITIES — 11.9%
5,000,000	Alliant Energy Corporation(f)	3.2500	05/30/28	5,302,194
4,000,000	CenterPoint Energy, Inc.(b),(f)	3.0000	08/01/28	4,167,374
6,000,000	CMS Energy Corporation(f)	3.3750	05/01/28	6,486,011
8,000,000	Duke Energy Corporation(b),(f)	3.0000	03/15/29	7,902,894
6,650,000	Ormat Technologies, Inc.(b),(c),(f)	(0.3800)	03/15/31	6,766,795
6,000,000	PPL Capital Funding, Inc.(b),(f)	3.0000	12/01/30	6,023,974
4,000,000	Southern Company(f)	4.5000	06/15/27	4,361,453
1,500,000	WEC Energy Group, Inc.(f)	4.3750	06/01/27	1,721,413
				42,732,108

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 93.4% (Continued)
	ELECTRICAL EQUIPMENT — 5.2%
4,000,000	BWX Technologies, Inc.(b),(c),(f)	0.8300	11/01/30	$ 3,861,587
5,000,000	Itron, Inc. (f)	1.3750	07/15/30	5,258,344
4,000,000	Mirion Technologies, Inc.(b),(f)	0.2500	06/01/30	3,916,518
6,000,000	OSI Systems, Inc.(b),(f)	0.5000	02/01/31	5,644,273
				18,680,722
	ENGINEERING & CONSTRUCTION — 2.4%
4,500,000	Fluor Corporation(f)	1.1250	08/15/29	5,844,342
2,500,000	Tetra Tech, Inc. (f)	2.2500	08/15/28	2,758,363
				8,602,705
	FOOD — 1.2%
4,000,000	Post Holdings, Inc. (f)	2.5000	08/15/27	4,176,473

	HOUSEHOLD PRODUCTS — 2.3%
8,000,000	Spectrum Brands, Inc.(f)	3.3750	06/01/29	8,395,891

	INTERNET MEDIA & SERVICES — 3.2%
4,000,000	DoorDash, Inc.(c),(f)	(0.2200)	05/15/30	4,033,534
8,000,000	Match Group Financeco 3, Inc.(b),(f)	2.0000	01/15/30	7,403,599
				11,437,133
	LEISURE FACILITIES & SERVICES — 6.1%
7,000,000	Cheesecake Factory, Inc.	2.0000	03/15/30	10,697,085
9,500,000	Live Nation Entertainment, Inc. (f)	2.8750	01/15/30	10,991,844
				21,688,929
	MACHINERY — 1.6%
5,778,000	JBT Marel Corporation(b),(f)	0.3750	09/15/30	5,811,635

	MEDICAL EQUIPMENT & DEVICES — 12.7%
4,560,000	Adaptive Biotechnologies Corporation(b),(c),(f)	(3.7800)	07/01/31	5,511,410
10,000,000	Haemonetics Corporation(f)	2.5000	06/01/29	10,530,631
4,000,000	LeMaitre Vascular, Inc. (f)	2.5000	02/01/30	4,390,538
6,000,000	LivaNova plc(f)	2.5000	03/15/29	8,007,296
8,500,000	Merit Medical Systems, Inc. (f)	3.0000	02/01/29	9,969,959
4,000,000	Omnicell, Inc. (f)	1.0000	12/01/29	4,054,731
3,000,000	Repligen Corporation(f)	1.0000	12/15/28	3,131,629

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 93.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 12.7% (Continued)
				$ 45,596,194
	REAL ESTATE INVESTMENT TRUSTS — 2.4%
8,000,000	Tanger Properties, L.P.(b),(f)	2.3750	01/15/31	8,728,689

	RENEWABLE ENERGY — 1.5%
5,500,000	Array Technologies, Inc.(b),(f)	2.8750	07/01/31	5,514,110

	SEMICONDUCTORS — 2.8%
4,000,000	Microchip Technology, Inc.(b),(c)	(1.8200)	02/15/30	4,269,877
5,500,000	Onto Innovation, Inc.(b),(c),(f)	(1.7000)	06/01/31	5,974,036
				10,243,913
	SOFTWARE — 10.6%
7,000,000	Akamai Technologies, Inc.(b),(c),(f)	1.7700	05/15/30	6,550,979
3,250,000	Box, Inc. (f)	1.5000	09/15/29	3,388,309
7,000,000	Dropbox, Inc.(c),(f)	(5.8100)	03/01/28	7,696,575
3,000,000	Guidewire Software, Inc. (f)	1.2500	11/01/29	3,050,465
7,000,000	Nutanix, Inc.	0.2500	10/01/27	8,433,603
9,000,000	Tyler Technologies, Inc.(b),(f)	0.5000	07/15/31	9,172,975
				38,292,906
	TECHNOLOGY HARDWARE — 3.5%
5,000,000	Avnet, Inc.(b),(f)	1.7500	09/01/30	7,002,718
6,000,000	Ciena Corporation(b),(c),(f)	1.0200	09/15/31	5,696,814
				12,699,532
	TECHNOLOGY SERVICES — 4.0%
7,000,000	Euronet Worldwide, Inc.(b),(f)	0.6250	10/01/30	6,328,334
6,000,000	Pitney Bowes, Inc.(b),(f)	1.5000	08/15/30	8,085,789
				14,414,123
	TRANSPORTATION & LOGISTICS — 3.9%
6,000,000	Knight-Swift Transportation Holdings, Inc.(b),(f)	1.0000	11/15/31	6,555,851
5,000,000	World Kinect Corporation(f)	3.2500	07/01/28	7,451,205
				14,007,056
	TOTAL CONVERTIBLE BONDS (Cost $321,769,349)			336,367,168

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.5%
	U.S. TREASURY BILLS — 4.5%
10,000,000	United States Treasury Bill(c),(f)		0.9100	08/04/26	$ 9,999,000
6,000,000	United States Treasury Bill(c),(f)		3.5400	09/22/26	5,969,340
					15,968,340
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $15,964,667)				15,968,340

Shares
	SHORT-TERM INVESTMENTS — 1.0%
	MONEY MARKET FUNDS - 1.0%
3,634,679	BlackRock Liquidity Funds T-Fund, Institutional Class, 3.57%(d),(f)				3,634,679
	TOTAL MONEY MARKET FUNDS (Cost $3,634,679)				3,634,679

Contracts(e)
	OPTIONS PURCHASED(a) - 0.1%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.1%
60	VanEck Semiconductor ETF(f)	08/21/2026	$ 525	$ 3,243,180	$ 117,300
25	S&P 500 Index(f)	09/30/2026	7,100	18,724,300	164,125
	TOTAL OPTIONS PURCHASED (Cost - $278,649)				281,425

	TOTAL OPTIONS PURCHASED (Cost - $278,649)				281,425

	TOTAL INVESTMENTS - 100.7% (Cost $347,845,258)				$ 362,410,340
	SECURITIES SOLD SHORT – (48.8)% (Proceeds - $165,919,598)				(175,718,552)
	OTHER ASSETS IN EXCESS OF LIABILITIES -48.1%				173,330,404
	NET ASSETS - 100.0%				$ 360,022,192

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LP	- Limited Partnership
PLC	- Public Limited Company

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS(a) — (44.7)%
	ASSET MANAGEMENT - (0.4)%
(17,700)	Robinhood Markets, Inc., Class A	$ (1,532,112)

	BIOTECH & PHARMA - (8.8)%
(25,250)	Ascendis Pharma A/S	(6,158,727)
(44,800)	Bridgebio Pharma, Inc.	(3,588,032)
(85,700)	Cogent Biosciences, Inc.	(3,336,301)
(62,200)	Collegium Pharmaceutical, Inc.	(2,201,258)
(50,900)	CRISPR Therapeutics A.G.	(2,442,691)
(75,300)	Halozyme Therapeutics, Inc.	(6,215,262)
(7,200)	Immunocore Holdings plc - ADR	(243,432)
(257,700)	Nuvation Bio, Inc.	(1,631,241)
(6,700)	Revolution Medicines, Inc.	(1,256,451)
(82,900)	Travere Therapeutics, Inc.	(4,633,281)
		(31,706,676)
	E-COMMERCE DISCRETIONARY - (1.1)%
(49,600)	Etsy, Inc.	(4,051,328)

	ELECTRIC UTILITIES - (4.4)%
(28,800)	Alliant Energy Corporation	(2,038,464)
(39,500)	CenterPoint Energy, Inc.	(1,660,580)
(44,600)	CMS Energy Corporation	(3,210,754)
(13,200)	Duke Energy Corporation	(1,655,676)
(15,200)	Ormat Technologies, Inc.	(1,483,216)
(59,100)	PPL Corporation	(2,080,911)
(25,100)	Southern Company	(2,372,954)

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS(a) — (44.7)% (Continued)
	ELECTRIC UTILITIES - (4.4)% (Continued)
(11,900)	WEC Energy Group, Inc.	$ (1,302,098)
		(15,804,653)
	ELECTRICAL EQUIPMENT - (2.0)%
(8,800)	BWX Technologies, Inc.	(1,484,560)
(23,900)	Itron, Inc.	(2,381,874)
(94,700)	Mirion Technologies, Inc.	(1,418,606)
(9,300)	OSI Systems, Inc.	(2,058,927)
		(7,343,967)
	ENGINEERING & CONSTRUCTION - (1.3)%
(69,500)	Fluor Corporation	(3,486,815)
(31,300)	Tetra Tech, Inc.	(1,037,908)
		(4,524,723)
	FOOD - (0.4)%
(16,500)	Post Holdings, Inc.	(1,508,265)

	HOUSEHOLD PRODUCTS - (0.7)%
(28,600)	Spectrum Brands Holdings, Inc.	(2,538,822)

	INTERNET MEDIA & SERVICES - (0.8)%
(7,500)	DoorDash, Inc., Class A	(1,471,200)
(34,500)	Match Group, Inc.	(1,359,645)
		(2,830,845)
	LEISURE FACILITIES & SERVICES - (4.1)%
(84,200)	Cheesecake Factory, Inc.	(8,539,564)
(34,600)	Live Nation Entertainment, Inc.	(6,024,898)
		(14,564,462)
	MACHINERY - (0.7)%
(18,489)	John Bean Technologies Corporation	(2,560,172)

	MEDICAL EQUIPMENT & DEVICES - (6.6)%
(149,400)	Adaptive Biotechnologies Corporation	(3,371,958)
(16,800)	Celcuity, Inc.	(1,451,184)
(41,500)	Haemonetics Corporation	(3,549,910)
(21,700)	LeMaitre Vascular, Inc.	(2,198,644)

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS(a) — (44.7)% (Continued)
	MEDICAL EQUIPMENT & DEVICES - (6.6)% (Continued)
(65,700)	LivaNova plc	$ (5,265,198)
(65,700)	Merit Medical Systems, Inc.	(5,585,157)
(34,400)	Omnicell, Inc.	(1,216,728)
(7,400)	Repligen Corporation	(1,043,474)
		(23,682,253)
	RENEWABLE ENERGY - (0.7)%
(508,000)	Array Technologies, Inc.	(2,651,760)

	RETAIL REIT - (1.4)%
(122,600)	Tanger, Inc.	(4,984,916)

	SEMICONDUCTORS - (1.2)%
(21,400)	Microchip Technology, Inc.	(1,589,806)
(11,000)	Onto Innovation, Inc.	(2,844,380)
		(4,434,186)
	SOFTWARE - (3.3)%
(17,100)	Akamai Technologies, Inc.	(1,969,578)
(35,900)	Box, Inc., Class A	(1,132,645)
(108,900)	Dropbox, Inc., Class A	(3,545,784)
(5,800)	Guidewire Software, Inc.	(881,252)
(14,200)	Tyler Technologies, Inc.	(4,396,320)
		(11,925,579)
	TECHNOLOGY HARDWARE - (3.6)%
(55,400)	Avnet, Inc.	(4,921,736)
(5,000)	Ciena Corporation	(1,885,250)
(336,700)	Pitney Bowes, Inc.	(5,902,351)
		(12,709,337)
	TECHNOLOGY SERVICES - (0.5)%
(25,900)	Euronet Worldwide, Inc.	(1,847,447)

	TRANSPORTATION & LOGISTICS - (2.7)%
(53,600)	Knight-Swift Transportation Holdings, Inc.	(3,726,808)
(151,300)	World Kinect Corporation	(6,030,818)
		(9,757,626)

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
July 31, 2026

Shares				Fair Value

	TOTAL COMMON STOCK (Proceeds $151,707,469)			$ (160,959,129)

Principal Amount ($)		Coupon Rate %	Maturity
	CONVERTIBLE BONDS(a) — (2.3)%
	SOFTWARE — (2.3)%
(7,000,000)	Nutanix, Inc.	0.2500	10/01/27	$ (8,433,603)

	TOTAL CONVERTIBLE BONDS (Proceeds $7,825,265)			(8,433,603)

	U.S. GOVERNMENT & AGENCIES(a) — (1.8)%
	U.S. TREASURY BILLS — (1.8)%
(6,500,000)	United States Treasury Note	3.7500	01/31/31	(6,325,820)

	TOTAL U.S. GOVERNMENT & AGENCIES (Proceeds $6,386,864)			(6,325,820)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $165,919,598)			$ (175,718,552)

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is $167,215,467 or 46.4% of net assets.
(c)	Zero coupon bond.; Rate disclosed is the effective yield as of July 31, 2026
(d)	Rate disclosed is the seven-day effective yield as of July 31, 2026.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(f)	All or a portion of this security is segregated as collateral for the line of credit as of July 31,2026; total fair value amount of collateral was $329,801,525

MILLER CONVERTIBLE TOTAL RETURN ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares				Fair Value
	PREFERRED STOCKS — 3.2%

	INTERNET MEDIA & SERVICES — 3.2%
8,400	Alphabet, Inc.*			$ 421,344

	TOTAL PREFERRED STOCKS (Cost $420,021)			421,344

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 96.5%
	AEROSPACE & DEFENSE — 2.4%
350,000	AeroVironment, Inc.(a)	2.3800	07/15/30	318,881

	BIOTECH & PHARMA — 22.2%
250,000	ANI Pharmaceuticals, Inc.	2.2500	09/01/29	315,240
275,000	Bridgebio Pharma, Inc.	1.7500	03/01/31	489,387
250,000	Cogent Biosciences, Inc.	1.6250	11/15/31	309,245
225,000	Collegium Pharmaceutical, Inc.	2.8750	02/15/29	273,709
375,000	Halozyme Therapeutics, Inc.(b)	0.8750	11/15/32	424,534
175,000	Ligand Pharmaceuticals, Inc.(b)	0.7500	10/01/30	278,775
370,000	Revolution Medicines, Inc.	0.5000	05/01/33	458,869
350,000	Travere Therapeutics, Inc.	0.5000	05/15/32	408,904
				2,958,663
	E-COMMERCE DISCRETIONARY — 2.2%
235,000	Etsy, Inc.(b)	1.0000	06/15/30	286,676

	ELECTRIC UTILITIES — 2.2%
250,000	WEC Energy Group, Inc.	4.3750	06/01/27	286,902

	ELECTRICAL EQUIPMENT — 6.3%
300,000	BWX Technologies, Inc.(a),(b)	0.8300	11/01/30	289,619
300,000	Itron, Inc.(a),(b)	(0.4600)	03/15/32	307,810
250,000	Mirion Technologies, Inc.(b)	0.2500	06/01/30	244,782
				842,211
	ENGINEERING & CONSTRUCTION — 4.4%
200,000	Fluor Corporation	1.1250	08/15/29	259,749

MILLER CONVERTIBLE TOTAL RETURN ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 96.5% (Continued)
	ENGINEERING & CONSTRUCTION — 4.4% (Continued)
300,000	Tetra Tech, Inc.	2.2500	08/15/28	$ 331,004
				590,753
	FOOD — 2.0%
250,000	Post Holdings, Inc.	2.5000	08/15/27	261,030

	INTERNET MEDIA & SERVICES — 6.6%
350,000	DoorDash, Inc.(a)	(0.2200)	05/15/30	352,934
450,000	Uber Technologies, Inc.	0.8750	12/01/28	530,063
				882,997
	LEISURE FACILITIES & SERVICES — 1.7%
190,000	Live Nation Entertainment, Inc.	2.8750	01/15/30	219,837

	MEDICAL EQUIPMENT & DEVICES — 10.0%
250,000	LeMaitre Vascular, Inc.	2.5000	02/01/30	274,409
225,000	LivaNova plc	2.5000	03/15/29	300,274
350,000	Omnicell, Inc.	1.0000	12/01/29	354,789
350,000	TransMedics Group, Inc.	1.5000	06/01/28	402,708
				1,332,180
	PUBLISHING & BROADCASTING — 3.3%
350,000	Liberty Media Corp-Liberty Formula One	2.2500	08/15/27	442,472

	REAL ESTATE INVESTMENT TRUSTS — 4.5%
250,000	Digital Realty Trust, L.P.(b)	1.8750	11/15/29	272,525
225,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)	3.7500	08/15/28	328,242
				600,767
	RENEWABLE ENERGY — 1.5%
200,000	Array Technologies, Inc.(b)	2.8750	07/01/31	200,513

	RETAIL - DISCRETIONARY — 2.4%
175,000	Burlington Stores, Inc.	1.2500	12/15/27	319,346

	SEMICONDUCTORS — 5.4%
250,000	Microchip Technology, Inc.(a),(b)	(1.8200)	02/15/30	266,867
150,000	Nova Ltd.(a),(b)	(8.6900)	09/15/30	218,229

MILLER CONVERTIBLE TOTAL RETURN ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 96.5% (Continued)
	SEMICONDUCTORS — 5.4% (Continued)
217,000	Onto Innovation, Inc.(a),(b)	(1.700)	06/01/31	$ 235,703
				720,799
	SOFTWARE — 11.2%
250,000	Akamai Technologies, Inc.	1.1250	02/15/29	295,478
175,000	CyberArk Software Ltd.(a)	(11.970)	06/15/30	286,814
200,000	Datadog, Inc.(a)	(10.600)	12/01/29	290,682
200,000	Nutanix, Inc.	0.2500	10/01/27	240,960
200,000	Snowflake, Inc.(a)	(42.040)	10/01/27	378,563
				1,492,497
	TECHNOLOGY HARDWARE — 4.6%
210,000	Avnet, Inc.(b)	1.7500	09/01/30	294,114
250,000	IMAX Corporation(b)	0.7500	11/15/30	321,917
				616,031
	TECHNOLOGY SERVICES — 2.0%
200,000	Pitney Bowes, Inc.(b)	1.5000	08/15/30	269,526

	TRANSPORTATION & LOGISTICS — 1.6%
200,000	Knight-Swift Transportation Holdings, Inc.(b)	1.0000	11/15/31	218,528

	TOTAL CONVERTIBLE BONDS (Cost $12,417,209)			12,860,609

	TOTAL INVESTMENTS - 99.7% (Cost $12,837,230)			$ 13,281,953
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%			34,747
	NET ASSETS - 100.0%			$ 13,316,700

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company

*	Non-income producing security.
(a)	Zero coupon bond; rate disclosed is the effective yield as of July 31, 2026.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026 the total market value of 144A securities is $4,458,360 or 33.5% of net assets.